Offerings	Feb. 13, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Maximum Aggregate Offering Price	$ 7,762,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,072.00
Offering Note	This registration statement also includes an indeterminate number of Class A Ordinary Shares, par value $0.0001 per share, of GreenVector Holdings Limited, or the Ordinary Shares, that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.Includes the offering price of additional Ordinary Shares that the underwriters have the option to purchase to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Maximum Aggregate Offering Price	$ 13,800,000
Amount of Registration Fee	$ 1,905.78
Offering Note	This registration statement also includes an indeterminate number of Class A Ordinary Shares, par value $0.0001 per share, of GreenVector Holdings Limited, or the Ordinary Shares, that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.Includes the offering price of additional Ordinary Shares that the underwriters have the option to purchase to cover over-allotments, if any.